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     As filed with the U.S. Securities and Exchange Commission on April 11, 2003
                                                            File Nos.  333-84783
                                                                       811-07711

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                          U.S. SECURITIES AND EXCHANGE
                             COMMISSION WASHINGTON,
                                   D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE
            SECURITIES ACT OF 1933                    [ ]

            PRE-EFFECTIVE AMENDMENT NO.               [ ]
            POST-EFFECTIVE AMENDMENT NO. 6            [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 27 [ X ]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                     (Name and Address of Agent for Service)

                            -------------------------
                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------


It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2002 pursuant to Rule 24f-2 on March 25, 2003.

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The sole purpose of this filing is to change the effective date indicated in the previous filing, Post-Effective Amendment No. 5, filed on February 13, 2003. The new effective date is May 1, 2003.


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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on April 11, 2003.

                            JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                                          (REGISTRANT)

                               By: John Hancock Life Insurance Company

                                    By: /s/ DAVID F. D'ALESSANDRO
                                        ----------------------------------------
                                        David F. D'Alessandro
                                        Chairman, President and
                                        Chief Executive Officer

                                  John Hancock Life Insurance Company
                                             (DEPOSITOR)

                                    By: /s/ DAVID F. D'ALESSANDRO
                                        ----------------------------------------
                                        David F. D'Alessandro
                                        Chairman, President and
                                        Chief Executive Officer

Attest:  /s/ RONALD J. BOCAGE
         ----------------------------------
         Ronald J. Bocage
         Vice President and Counsel


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As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                                  Date
-------------                 --------                            ----------

/s/ THOMAS E. MOLONEY          Senior Executive Vice            April 11, 2003
---------------------------    President and Chief Financial
    Thomas E. Moloney          Officer (Principal Financial
                               Officer and Principal
                               Accounting Officer)

/s/ DAVID F. D'ALESSANDRO      Chairman, President and Chief    April 11, 2003
---------------------------    Executive Officer (Principal
    David F. D'Alessandro      Executive Officer)
    for himself and as
    Attorney-in-Fact For:

Foster L. Aborn                Director
Wayne A. Budd                  Director
John M. Connors, Jr.           Director
Robert J. Davis                Director
John M. De Ciccio              Director
Richard B. DeWolfe             Director
Robert E. Fast                 Director
Thomas P. Glynn                Director
Michael C. Hawley              Director
Edward H. Linde                Director
Judith A. McHale               Director
R. Robert Popeo                Director
Richard F. Syron               Director
Robert J. Tarr, Jr.            Director